Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	30-Sep-21	30-Jun-21	31-Dec-20
Furniture and Equipment	1,032,662	1,030,582	986,358
Leasehold Improvements	4,454,418	4,454,418	4,454,418
Vehicle	78,439	78,439	9,000
Computer Hardware and Software	113,012	101,812	101,812
Subtotal	5,678,531	5,665,251	5,551,588
Accumulated Depreciation	1,718,853	1,613,682	1,378,814
Net Total	3,959,678	4,051,569	4,172,774

Property and equipment consists of the following as of December 31:

December 31,	2020	2019
Furniture and Equipment	986,358	864,356
Leasehold Improvements	4,454,418	4,454,418
Vehicle	9,000	9,000
Computer Hardware and Software	101,812	68,310
Subtotal	5,551,588	5,396,084

Accumulated Depreciation	(1,378,814)	(913,178)
Net Total	$4,172,774	$4,482,906